Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Stock-Based Compensation, Expense

	2015	2014	2013
	(In thousands)
Cost of ATM operating revenues	$1,218	$1,273	$911
Selling, general, and administrative expenses	18,236	15,229	11,413
Total stock-based compensation expense	$19,454	$16,502	$12,324

Stock-Based Compensation, Restricted Share Awards

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs outstanding as of January 1, 2015	83,028	$27.06
Granted	—	$—
Vested	(32,293)	$26.45
Forfeited	(3,500)	$28.69
RSAs outstanding as of December 31, 2015	47,235	$27.36

Stock-Based Compensation, Restricted Share Units

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs as of January 1, 2015	786,797	$29.17
Granted	565,370	$38.35
Vested	(427,569)	$22.75
Forfeited	(33,159)	$35.19
Non-vested RSUs as of December 31, 2015	891,439	$37.85

Stock-Based Compensation, Stock Options

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Term
Options outstanding as of January 1, 2015	183,367	$10.33
Exercised	(105,466)	$10.50
Forfeited	—	$—
Options outstanding as of December 31, 2015	77,901	$10.11	$1,833	1.76	years

Options vested and exercisable as of December 31, 2015	77,901	$10.11	$1,833	1.76	years